June 30, 2020

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

RE: Modern Capital Funds Trust

Dear Sir/Madam:

On behalf of Modern Capital Funds Trust (the “Trust”), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, the Trust’s Registration Statement on Form N-1A. The Trust will concurrently file Form N-8A.

If you have any questions concerning this filing, please contact Bibb L. Strench at (202) 973-2727.

Very Truly Yours,

/s/Bibb L. Strench
Bibb L. Strench

Thompson Hine llp	1919 M Street, N.W.	www.ThompsonHine.com
Attorneys at Law	Suite 700	O: 202.331.8800
	Washington, D.C. 20036-3537	F: 202.331.8330